Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Infrastructure costs
Property and equipment	£ 417	£ 371	£ 374
Depreciation and amortisation	470	403	421
Impairment of property, equipment and intangible assets	13	280	21
Total infrastructure costs	900	1,054	816
Administration and general expenses
Consultancy, legal and professional fees	403	390	345
Marketing and advertising	312	235	176
UK bank levy	150	134	249
Other administration and general expenses	4,014	3,616	3,432
Total administration and general expenses	4,879	4,375	4,202
Staff costs	5,192	4,456	4,365
Litigation and conduct	1,427	374	76
Operating expenses	£ 12,398	10,259	£ 9,459
Impairment loss - structural costs		£ 266